Statements Of Financial Condition (USD $)	Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Assets
Cash	$ 400
Offering costs (Note 4)	26,624
Total assets	27,024
Liabilities
Payable for offering costs	26,624
Total liabilities	26,624
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	27,024
Proshares Ultra Short DJ-UBS Natural Gas [Member]
Assets
Cash	400
Offering costs (Note 4)	26,624
Total assets	27,024
Liabilities
Payable for offering costs	26,624
Total liabilities	26,624
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	27,024
Proshares Ultra VIX Short-Term Futures ETF [Member]
Assets
Cash	400
Offering costs (Note 4)	28,764
Total assets	29,164
Liabilities
Payable for offering costs	28,764
Total liabilities	28,764
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	29,164
Proshares Short VIX Short-Term Futures ETF [Member]
Assets
Cash	400
Offering costs (Note 4)	28,764
Total assets	29,164
Liabilities
Payable for offering costs	28,764
Total liabilities	28,764
Shareholders' equity
Shareholders' equity	400
Total liabilities and shareholders' equity	$ 29,164